Employee benefits (Post-Employment) - Disclosure of changes in provision (Details) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Expected Inflation (Brazilian price index-IPCA)	3.96%	4.87%
Expected changes in medical and hospital costs	0.498%	0.597%
Pension plan turnover	0.00%	0.00%
Mortality table	EX-PETROS 2013 (both genders)AT-2000 female, smoothed in a 10% coefficient	EX-PETROS 2013 (both genders) AT-2000 female, smoothed in a 10% coefficient
Mortality table for disabled participants	AT-49 male IAPB 1957- strong	AT-49 male amplified in a 10% coefficient IAPB 1957 - strong
Age of retirement	Male, 57 years / Female, 56 years	Male, 57 years / Female, 56 years
Opening Balance	$ 811	$ 199
Revision of provisions	(237)	(11)
Separations in the period	(558)	(656)
Cumulative translation adjustment	18	40
Closing Balance	34	811
Current	34	811
Non-current	$ 0	$ 0
Bottom of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Expected changes in medical and hospital costs	11.30%	13.91%
Top of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Expected changes in medical and hospital costs	4.50%	4.00%
Petros Pension Plan [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate - (real rate)	5.35%	5.74%
Nominal discount rate (real rate + inflation)	9.52%	10.89%
Expected salary growth - real rate	1.19%	1.53%
Expected salary growth - nominal (real rate + Inflation)	5.19%	6.47%
Disability table	American Group	TASA 1927
Petros 2 Pension Plan [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate - (real rate)	5.45%	5.69%
Nominal discount rate (real rate + inflation)	9.63%	10.84%
Expected salary growth - real rate	2.53%	2.58%
Expected salary growth - nominal (real rate + Inflation)	6.59%	7.57%
Disability table	American Group smoothed in 40%	LIGHT-low
AMS Medical Plan [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate - (real rate)	5.41%	5.72%
Nominal discount rate (real rate + inflation)	9.59%	10.87%
New enrolments PIDV Petrobras 2016 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Enrollments		$ 1,239